Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments
As of June 30, 2022 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES – 77.6%
	BANKS – 36.5%
575,000	American AgCredit Corp., 5.250% to 06/15/26 then USD 5 Year Tsy + 4.500%, Series A(1)(2)	BB+(3)	$528,281
	Bank of America Corp.
500,000	6.100% to 03/17/25 then 3-Month USD Libor + 3.898%, Series AA(2)	Baa3	487,949
2,100,000	6.125% to 04/27/27 then USD 5 Year Tsy + 3.231%, Series TT(2)	Baa3	2,030,438
2,000,000	6.250% to 09/05/24 then 3-Month USD Libor + 3.705%, Series X(2)	Baa3	1,943,000
250,000	6.300% to 03/10/26 then 3-Month USD Libor + 4.553%, Series DD(2)	Baa3	249,103
4,525,000	6.500% to 10/23/24 then 3-Month USD Libor + 4.174%, Series Z(2)	Baa3	4,492,682
	Capital One Financial Corp.
1,030,000	3.950% to 09/01/26 then USD 5 Year Tsy + 3.157%, Series M(2)	Baa3	829,150
89,427	5.000%, Series I(2)	Baa3	1,810,897
	Citigroup, Inc.
300,000	4.000% to 12/10/25 then USD 5 Year Tsy + 3.597%, Series W(2)	Ba1	260,250
1,575,000	4.150% to 11/15/26 then USD 5 Year Tsy + 3.000%, Series Y(2)	Ba1	1,267,875
1,125,000	4.700% to 01/30/25 then SOFR + 3.234%, Series V(2)	Ba1	916,875
4,560,000	5.950% to 05/15/25 then 3-Month USD Libor + 3.905%, Series P(2)	Ba1	4,238,885
1,700,000	6.250% to 08/15/26 then 3-Month USD Libor + 4.517%, Series T(2)	Ba1	1,660,380
108,199	6.875% to 11/15/23 then 3-Month USD Libor + 4.130%, Series K(2)	Ba1	2,783,960
16,400	7.125% to 09/30/23 then 3-Month USD Libor + 4.040%, Series J(2)	Ba1	419,512
137,754	Citizens Financial Group, Inc., 6.350% to 04/06/24 then 3-Month USD Libor + 3.642%, Series D(2)	BB+(3)	3,457,625
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month USD Libor + 3.744%, Series H(1)(2)	BBB+(3)	1,245,024
500,000	6.250% to 10/01/26 then 3-Month USD Libor + 4.660%, Series I(1)(2)	BBB+(3)	473,750
1,050,000	Comerica, Inc., 5.625% to 10/01/25 then USD 5 Year Tsy + 5.291%, Series A(2)	Baa2	1,042,125
250,000	Compeer Financial ACA, 4.875% to 08/15/26 then USD 5 Year Tsy + 4.100%, Series B-1(1)(2)	BB+(3)	221,563
42,300	ConnectOne Bancorp, Inc., 5.250% to 09/01/26 then USD 5 Year Tsy + 4.420%, Series A(2)	NR(4)	955,134
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(2)	BB-(5)	739,800
44,051	Fifth Third Bancorp, 6.000%, Series A(2)	Baa3	1,075,285
20,800	First Citizens BancShares, Inc., 5.375%, Series A(2)	Ba1	453,440
21,822	First Horizon Corp., 6.500%, Series E(2)	Ba2	554,061
20,000	First Republic Bank, 4.000%, Series M(2)	Baa3	342,400
10,100	Fulton Financial Corp., 5.125%, Series A(2)	Baa3	209,575
	Goldman Sachs Group, Inc.
1,600,000	4.125% to 11/10/26 then USD 5 Year Tsy + 2.949%, Series V(2)	Ba1	1,310,000
925,000	4.400% to 02/10/25 then USD 5 Year Tsy + 2.850%, Series S(2)	Ba1	784,953
2,500,000	4.950% to 02/10/25 then USD 5 Year Tsy + 3.224%, Series R(2)	Ba1	2,257,200
42,756	6.375% to 05/10/24 then 3-Month USD Libor + 3.550%, Series K(2)	Ba1	1,112,511
	Huntington Bancshares, Inc.
355,000	4.450% to 10/15/27 then USD 7 Year Tsy + 4.045%, Series G(2)	Baa3	315,519
1,050,000	5.625% to 07/15/30 then USD 10 Year Tsy + 4.945%, Series F(2)	Baa3	986,857
	JPMorgan Chase & Co.
2,150,000	3.650% to 06/01/26 then USD 5 Year Tsy + 2.850%, Series KK(2)	Baa2	1,789,875
3,050,000	4.287%, 3-Month USD Libor + 3.320%, Series V(2)(6)	Baa2	2,855,563

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2022 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	KeyCorp
3,740,000	5.000% to 09/15/26 then 3-Month USD Libor + 3.606%, Series D(2)	Baa3	$3,272,463
27,817	6.125% to 12/15/26 then 3-Month USD Libor + 3.892%, Series E(2)	Baa3	700,154
	M&T Bank Corp.
650,000	3.500% to 09/01/26 then USD 5 Year Tsy + 2.679%, Series I(2)	Baa2	496,844
106,311	5.625% to 12/15/26 then 3-Month USD Libor + 4.020%, Series H(2)	Baa2	2,707,741
700,000	6.450% to 02/15/24 then 3-Month USD Libor + 3.610%, Series E(2)	Baa2	676,838
18,791	Merchants Bancorp, 6.000% to 10/01/24 then 3-Month USD Libor + 4.569%, Series B(2)	NR(4)	415,281
	Morgan Stanley
171,717	5.850% to 04/15/27 then 3-Month USD Libor + 3.491%, Series K(2)	Baa3	4,246,561
24,190	6.375% to 10/15/24 then 3-Month USD Libor + 3.708%, Series I(2)	Baa3	612,975
164,500	6.875% to 01/15/24 then 3-Month USD Libor + 3.940%, Series F(2)	Baa3	4,237,520
165,623	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(2)	Ba2	4,041,201
	PNC Financial Services Group, Inc.
476,000	3.400% to 09/15/26 then USD 5 Year Tsy + 2.595%, Series T(2)	Baa2	362,538
1,330,000	6.000% to 05/15/27 then USD 5 Year Tsy + 3.000%, Series U(2)	Baa2	1,273,475
	Regions Financial Corp.
90,500	5.700% to 08/15/29 then 3-Month USD Libor + 3.148%, Series C(2)	Baa3	2,111,365
66,700	6.375% to 09/15/24 then 3-Month USD Libor + 3.536%, Series B(2)	Baa3	1,688,177
56,000	Signature Bank, 5.000%, Series A(2)	Ba1	1,030,400
	SVB Financial Group
725,000	4.000% to 05/15/26 then USD 5 Year Tsy + 3.202%, Series C(2)	Baa2	553,342
350,000	4.100% to 02/15/31 then USD 10 Year Tsy + 3.064%, Series B(2)	Baa2	242,361
550,000	4.250% to 11/15/26 then USD 5 Year Tsy + 3.074%, Series D(2)	Baa2	416,023
46,000	Synchrony Financial, 5.625%, Series A(2)	BB-(3)	878,600
127,922	Synovus Financial Corp., 5.875% to 07/01/24 then USD 5 Year Tsy + 4.127%, Series E(2)	BB-(3)	3,176,303
32,043	Texas Capital Bancshares, Inc., 5.750%, Series B(2)	Ba2	684,118
	Truist Financial Corp.
1,098,000	4.800% to 09/01/24 then USD 5 Year Tsy + 3.003%, Series N(2)	Baa2	985,345
950,000	4.950% to 12/01/25 then USD 5 Year Tsy + 4.605%, Series P(2)	Baa2	927,140
	Valley National Bancorp
2,022	5.500% to 09/30/22 then 3-Month USD Libor + 3.578%, Series B(2)	BB(3)	47,072
30,345	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A(2)	BB(3)	746,790
20,300	Washington Federal, Inc., 4.875%, Series A(2)	Baa3	369,866
20,402	Webster Financial Corp., 6.500%, Series G(2)	Baa3	500,053
	Wells Fargo & Co.
825,000	3.900% to 03/15/26 then USD 5 Year Tsy + 3.453%, Series BB(2)	Baa2	702,709
46,000	4.250%, Series DD(2)	Baa2	808,680
36,000	4.700%, Series AA(2)	Baa2	695,880
1,557,000	5.875% to 06/15/25 then 3-Month USD Libor + 3.990%, Series U(2)	Baa2	1,512,937
267	7.500%, Series L(2)(7)	Baa2	324,541
43,200	WesBanco, Inc., 6.750% to 08/15/25 then USD 5 Year Tsy + 6.557%, Series A(2)	NR(4)	1,131,840
12,900	Western Alliance Bancorp, 4.250% to 09/30/26 then USD 5 Year Tsy + 3.452%, Series A(2)	Ba1	282,897

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2022 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
44,000	Wintrust Financial Corp., 6.875% to 07/15/25 then USD 5 Year Tsy + 6.507%, Series E(2)	BB(5)	$1,136,520
43,000	Zions Bancorp NA, 5.800% to 06/15/23 then 3-Month USD Libor + 3.800%, Series I(2)	BB+(3)	41,775
			90,139,822

	FINANCIAL SERVICES – 2.8%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month USD Libor + 4.300%, 06/15/45(1)	Ba1	414,335
1,545,000	AerCap Holdings, 5.875% to 10/10/24 then USD 5 Year Tsy + 4.535%, 10/10/79	Ba2	1,325,744
	Ally Financial, Inc.
1,220,000	4.700% to 05/15/26 then USD 5 Year Tsy + 3.868%, Series B(2)	Ba2	971,291
800,000	4.700% to 05/15/28 then USD 7 Year Tsy + 3.481%, Series C(2)	Ba2	592,160
13,400	Carlyle Finance LLC, 4.625%, 05/15/61	BBB(3)	242,808
800,000	Discover Financial Services, 6.125% to 09/23/25 then USD 5 Year Tsy + 5.783%, Series D(2)	Ba2	795,875
	General Motors Financial Co., Inc.
725,000	5.700% to 09/30/30 then USD 5 Year Tsy + 4.997%, Series C(2)	Ba2	633,469
560,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(2)	Ba2	464,800
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(2)	Ba2	512,250
21,460	Raymond James Financial, Inc., 6.375% to 07/01/26 then 3-Month USD Libor + 4.088%, Series B(2)	NR(4)	536,500
20,000	Stifel Financial Corp., 4.500%, Series D(2)	BB-(3)	365,800
			6,855,032

	INSURANCE – 17.2%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30	Baa1	1,475,816
92,000	American Equity Investment Life Holding Co., 5.950% to 12/01/24 then USD 5 Year Tsy + 4.322%, Series A(2)	BB(3)	2,096,680
1,515,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58	Baa3	1,794,131
	Aspen Insurance Holdings, Ltd.
25,000	5.625%(2)	Ba1	555,250
18,630	5.950% to 07/01/23 then 3-Month USD Libor + 4.060%(2)	Ba1	449,542
18,003	Assurant, Inc., 5.250%, 01/15/61	Baa3	400,567
	Athene Holding, Ltd.
25,200	4.875%, Series D(2)	BBB(3)	461,664
88,000	6.350% to 06/30/29 then 3-Month USD Libor + 4.253%, Series A(2)	BBB(3)	2,163,920
29,000	6.375% to 09/30/25 then USD 5 Year Tsy + 5.970%, Series C(2)	BBB(3)	736,600
57,249	Axis Capital Holdings, Ltd., 5.500%, Series E(2)	Baa3	1,252,608
735,000	Axis Specialty Finance LLC, 4.900% to 01/15/30 then USD 5 Year Tsy + 3.186%, 01/15/40	Baa2	620,533
15,000	CNO Financial Group, Inc., 5.125%, 11/25/60	Ba1	286,950
100,435	Delphi Financial Group, Inc., 4.601%, 3-Month USD Libor + 3.190%, 05/15/37(6)(8)	BBB(3)	2,184,461
	Enstar Finance LLC
670,000	5.500% to 01/15/27 then USD 5 Year Tsy + 4.006%, 01/15/42	BB+(3)	548,765
825,000	5.750% to 09/01/25 then USD 5 Year Tsy + 5.468%, 09/01/40	BB+(3)	752,584
45,400	Enstar Group, Ltd., 7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(2)	BB+(3)	1,057,820
125,000	Equitable Holdings, Inc., 4.950% to 12/15/25 then USD 5 Year Tsy + 4.736%, Series B(2)	Baa3	117,777

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2022 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	INSURANCE (continued)
196,000	Everest Reinsurance Holdings, Inc., 3.796%, 3-Month USD Libor + 2.385%, 05/15/37(6)	Baa2	$163,936
1,370,000	Global Atlantic Fin Co., 4.700% to 10/15/26 then USD 5 Year Tsy + 3.796%, 10/15/51(1)	Baa3	1,102,262
875,000	Kuvare U.S. Holdings, Inc., 7.000% to 05/01/26 then USD 5 Year Tsy + 6.541%, 02/17/51, Series A(1)	NR(4)	881,563
	Liberty Mutual Group, Inc.
830,000	4.125% to 12/15/26 then USD 5 Year Tsy + 3.315%, 12/15/51(1)	Baa3	663,365
7,103,000	7.800% to 03/15/37 then 3-Month USD Libor + 0%, 03/15/37(1)	Baa3	8,119,240
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month USD Libor + 0%, 04/08/38(1)	Baa2	1,889,753
1,937,000	10.750% to 08/01/39 then 3-Month USD Libor + 0%, 08/01/39	Baa2	2,573,043
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Ba1	4,643,707
100,476	Reinsurance Group of America, Inc., 5.750% to 06/15/26 then 3-Month USD Libor + 4.040%, 06/15/56	Baa2	2,523,957
29,100	RenaissanceRe Holdings, Ltd., 4.200%, Series G(2)	Baa2	518,900
	SBL Holdings, Inc.
1,275,000	6.500% to 11/13/26 then USD 5 Year Tsy + 5.620%, Series B(1)(2)	BB(3)	1,029,562
1,175,000	7.000% to 05/13/25 then USD 5 Year Tsy + 5.580%, Series A(1)(2)	BB(3)	972,315
23,000	Voya Financial, Inc., 5.350% to 09/15/29 then USD 5 Year Tsy + 3.210%, Series B(2)	Ba2	523,710
			42,560,981

	UTILITIES – 9.4%
	Algonquin Power & Utilities Corp.
1,500,000	4.750% to 04/18/27 then USD 5 Year Tsy + 3.249%, 01/18/82, Series 2022-B	BB+(3)	1,251,482
40,645	6.200% to 07/01/24 then 3-Month USD Libor + 4.010%, 07/01/79, Series 2019-A	BB+(3)	990,925
1,070,000	American Electric Power Co., Inc., 3.875% to 02/15/27 then USD 5 Year Tsy + 2.675%, 02/15/62	Baa3	847,989
646,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3-Month USD Libor + 3.270%, Series A(2)	Ba1	549,884
3,576,000	ComEd Financing III, 6.350%, 03/15/33	Baa2	3,719,848
725,000	Dominion Energy, Inc., 4.350% to 04/15/27 then USD 5 Year Tsy + 3.195%, Series C(2)	Ba1	599,938
	Edison International
1,775,000	5.000% to 03/15/27 then USD 5 Year Tsy + 3.901%, Series B(2)	Ba2	1,416,681
490,000	5.375% to 03/15/26 then USD 5 Year Tsy + 4.698%, Series A(2)	Ba2	399,350
2,806,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 2016-A	Ba2	2,718,559
140,000	NextEra Energy Capital Holdings, Inc., 5.650% to 05/01/29 then 3-Month USD Libor + 3.156%, 05/01/79, Series O	Baa2	123,404
285,000	NiSource, Inc., 5.650% to 06/15/23 then USD 5 Year Tsy + 2.843%, Series A(2)	Ba1	257,916
21,587	SCE Trust II, 5.100%, Series G(2)	Ba1	400,439
121,730	SCE Trust V, 5.450% to 03/15/26 then 3-Month USD Libor + 3.790%, Series K(2)	Ba1	2,650,062
192,087	SCE Trust VI, 5.000%, Series L(2)	Ba1	3,601,631
	Sempra Energy
1,450,000	4.125% to 04/01/27 then USD 5 Year Tsy + 2.868%, 04/01/52	Baa3	1,173,272
1,300,000	4.875% to 10/15/25 then USD 5 Year Tsy + 4.550%, Series C(2)	Ba1	1,199,225
1,350,000	Southern California Edison Co., 5.485%, 3-Month USD Libor + 4.199%, Series E(2)(6)	Ba1	1,252,313
175,000	Vistra Corp., 7.000% to 12/15/26 then USD 5 Year Tsy + 5.740%, Series B(1)(2)	Ba3	159,162
			23,312,080

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2022 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	ENERGY – 6.7%
	DCP Midstream LP
1,300,000	7.375% to 12/15/22 then 3-Month USD Libor + 5.148%, Series A(2)	Ba3	$1,141,385
3,900	7.875% to 06/15/23 then 3-Month USD Libor + 4.919%, Series B(2)	Ba3	86,658
	Enbridge, Inc.
340,000	5.750% to 07/15/30 then USD 5 Year Tsy + 5.314%, 07/15/80, Series 2020-A	Baa3	311,719
1,252,000	6.000% to 01/15/27 then 3-Month USD Libor + 3.890%, 01/15/77, Series 2016-A	Baa3	1,161,921
	Energy Transfer LP
1,387,000	7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(2)	Ba2	1,193,724
180,186	7.375% to 05/15/23 then 3-Month USD Libor + 4.530%, Series C(2)	Ba2	3,973,101
160,236	7.600% to 05/15/24 then 3-Month USD Libor + 5.161%, Series E(2)	Ba2	3,733,499
1,600	7.625% to 08/15/23 then 3-Month USD Libor + 4.738%, Series D(2)	Ba2	37,888
1,765,000	MPLX LP, 6.875% to 02/15/23 then 3-Month USD Libor + 4.652%, Series B(2)	BB+(3)	1,685,010
	Transcanada Trust
2,065,000	5.500% to 09/15/29 then SOFR + 4.416%, 09/15/79	Baa3	1,846,480
1,350,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 16-A	Baa3	1,285,875
			16,457,260

	COMMUNICATIONS – 1.5%
33,000	AT&T, Inc., 4.750%, Series C(2)	Ba1	631,950
940,000	British Telecommunications PLC, 4.875% to 11/23/31 then USD 5 Year Tsy + 3.493%, 11/23/81(1)	Ba1	800,767
1,720,000	Paramount Global, 6.375% to 03/30/27 then USD 5 Year Tsy + 3.999%, 03/30/62	Baa3	1,529,966
700,000	Vodafone Group PLC, 7.000% to 04/04/29 then USD 5 Year Swap + 4.873%, 04/04/79	Ba1	684,820
			3,647,503

	MISCELLANEOUS – 1.7%
370,000	Apollo Management Holdings LP, 4.950% to 12/17/24 then USD 5 Year Tsy + 3.266%, 01/14/50(1)	BBB(3)	320,826
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1)(2)	BB(3)	668,427
3,115,000	8.000%, Series A(1)(2)	BB(3)	3,084,426
			4,073,679

	REITS – 1.8%
	Arbor Realty Trust, Inc.
55,000	6.250% to 10/12/26 then SOFR + 5.440%, Series F(2)	NR(4)	1,122,000
24,049	6.375%, Series D(2)	NR(4)	493,245
87,394	KKR Real Estate Finance Trust, Inc., 6.500%, Series A(2)	NR(4)	1,900,828
26,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then SOFR + 6.130%, Series F(2)	NR(4)	512,460
20,598	TPG RE Finance Trust, Inc., 6.250%, Series C(2)	NR(4)	409,900
			4,438,433
	TOTAL PREFERRED SECURITIES (Cost $209,637,311)		191,484,790

	CONTINGENT CAPITAL SECURITIES – 20.6%
	BANKS – 19.0%
4,207,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168%(1)(2)	Baa2	4,136,890
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(2)	Ba2	2,194,819
800,000	6.500% to 03/05/25 then USD 5 Year Tsy + 5.192%, Series 9(2)	Ba2	732,492

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2022 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
	Banco Mercantil del Norte SA
750,000	6.625% to 01/24/32 then USD 10 Year Tsy + 5.034%(1)(2)	Ba2	$614,625
900,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1)(2)	Ba2	816,219
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(1)(2)	Ba2	594,189
10,400,000	Banco Santander SA, 4.750% to 05/12/27 then USD 5 Year Tsy + 3.753%(1)(2)	Ba1	8,529,986
	Barclays PLC
400,000	4.375% to 09/15/28 then USD 5 Year Tsy + 3.410%(2)	Ba2	307,746
1,270,000	6.125% to 06/15/26 then USD 5 Year Tsy + 5.867%(2)	Ba2	1,180,753
700,000	8.000% to 06/15/24 then USD 5 Year Tsy + 5.672%(2)	Ba2	689,500
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(1)	Baa3	529,230
	BNP Paribas SA
425,000	4.625% to 02/25/31 then USD 5 Year Tsy + 3.340%(1)(2)	Ba1	314,712
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150%(1)(2)	Ba1	2,971,929
	Credit Agricole SA
450,000	4.750% to 09/23/29 then USD 5 Year Tsy + 3.237%(1)(2)	BBB-(3)	350,850
500,000	8.125% to 12/23/25 then USD 5 Year Swap + 6.185%(1)(2)	Baa3	513,888
	Credit Suisse Group AG
500,000	5.100% to 01/24/30 then USD 5 Year Tsy + 3.293%(1)(2)	Ba2	364,730
1,000,000	5.250% to 08/11/27 then USD 5 Year Tsy + 4.889%(1)(2)	Ba2	774,985
1,100,000	6.375% to 08/21/26 then USD 5 Year Tsy + 4.828%(1)(2)	Ba2	911,623
2,750,000	7.250% to 09/12/25 then USD 5 Year Swap + 4.332%(1)(2)	Ba2	2,389,747
	HSBC Holdings PLC
1,500,000	4.700% to 09/09/31 then USD 5 Year Tsy + 3.250%(2)	Baa3	1,131,762
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746%(2)	Baa3	292,094
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(2)	Baa3	771,873
	ING Groep
2,550,000	3.875% to 11/16/27 then USD 5 Year Tsy + 2.862%(2)	Ba1	1,859,496
4,885,000	6.750% to 04/16/24 then USD 5 Year Swap + 4.204%(2)	Ba1	4,732,051
1,900,000	Lloyds Banking Group PLC, 7.500% to 09/27/25 then USD 5 Year Swap + 4.496%(2)	Baa3	1,856,627
1,530,000	Macquarie Bank, Ltd., 6.125% to 03/08/27 then USD 5 Year Swap + 3.703%(1)(2)	Ba1	1,385,092
350,000	NatWest Group PLC, 4.600% to 12/28/31 then USD 5 Year Tsy + 3.100%(2)	Ba1	258,563
	Societe Generale SA
900,000	4.750% to 05/26/26 then USD 5 Year Tsy + 3.931%(1)(2)	Ba2	733,575
900,000	5.375% to 11/18/30 then USD 5 Year Tsy + 4.514%(1)(2)	Ba2	699,750
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1)(2)	Ba2	221,987
750,000	8.000% to 09/29/25 then USD 5 Year Swap + 5.873%(1)(2)	Ba2	735,130
	Standard Chartered PLC
400,000	4.750% to 07/14/31 then USD 5 Year Tsy + 3.805%(1)(2)	Ba1	306,610
250,000	7.750% to 04/02/23 then USD 5 Year Swap + 5.723%(1)(2)	Ba1	247,231
	UBS Group AG
600,000	4.375% to 02/10/31 then USD 5 Year Tsy + 3.313%(1)(2)	Baa3	440,460
800,000	4.875% to 02/12/27 then USD 5 Year Tsy + 3.404%(1)(2)	BB(3)	671,166
1,600,000	7.000% to 01/31/24 then USD 5 Year Swap + 4.344%(1)(2)	Baa3	1,562,595
			46,824,975

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2022 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	FINANCIAL SERVICES – 0.1%
400,000	Deutsche Bank AG, 6.000% to 04/30/26 then USD 5 Year Tsy + 4.524%(2)	Ba3	$347,000

	INSURANCE – 1.5%
	QBE Insurance Group, Ltd.
600,000	5.875% to 05/12/25 then USD 5 Year Tsy + 5.513%(1)(2)	Baa2	585,000
3,150,000	7.500% to 11/24/23 then USD 10 Year Swap + 6.030%, 11/24/43(1)	Baa1	3,206,325
			3,791,325
	TOTAL CONTINGENT CAPITAL SECURITIES
	(Cost $58,463,029)		50,963,300

	CORPORATE DEBT SECURITIES – 0.9%
	BANKS – 0.2%
575,000	Texas Capital Bancshares, Inc., 4.000% to 05/06/26 then USD 5 Year Tsy + 3.150%, 05/06/31	Baa3	530,552

	COMMUNICATIONS – 0.5%
	Qwest Corp.
12,347	6.500%, 09/01/56	Ba2	284,352
36,585	6.750%, 06/15/57	Ba2	879,503
			1,163,855

	INSURANCE – 0.2%
460,000	Universal Insurance Holdings, Inc., 5.625%, 11/30/26	NR(4)	441,203
	TOTAL CORPORATE DEBT SECURITIES (Cost $2,242,952)		2,135,610

	SHORT-TERM INVESTMENTS – 0.2%
	MONEY MARKET FUND – 0.2%
489,981	Fidelity Investments Money Market Treasury Portfolio – Class I, 1.230%(8)(9)		489,981
	TOTAL SHORT-TERM INVESTMENTS (Cost $489,981)		489,981
	TOTAL INVESTMENTS – 99.3% (Cost $270,833,273)		245,073,681
	Other Assets In Excess Of Liabilities – 0.7%		1,759,646
	TOTAL NET ASSETS – 100.0%		$246,833,327

(1)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. At June 30, 2022 the total value of these securities is $48,653,159 representing 19.7% of net assets.

(2)   Security is perpetual in nature with no stated maturity date.

(3)   Standard & Poor’s Rating.

(4)   Security is unrated by Moody’s, S&P and Fitch.

(5)   Fitch’s Rating.

(6)   The interest rate shown reflects the rate in effect as of June 30, 2022.

(7)   Convertible security.

(8)   Illiquid and restricted

(9)   The rate is the annualized seven-day yield as of June 30, 2022.

Libor – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

SA – Corporation

SOFR – Secured Overnight Financing Rate

Tsy – United States Government Treasury Yield